Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Summary of Inventories

	December 31,
	2025	2024
Raw materials	$25,843	$31,589
Work in progress	38,877	37,054
Finished goods	29,589	28,277
Total inventories	$94,309	$96,920